Transactions with related parties (Details) € in Thousands				12 Months Ended
	Jan. 01, 2021 USD ($)	Nov. 18, 2018	Mar. 21, 2014	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 14, 2018 USD ($)	Dec. 30, 2014 USD ($)
Transactions with related parties
Management fees-related party				$ 6,778,000		$ 6,599,000	$ 6,389,000
Charter hire commissions				1,935,000		1,983,000	1,860,000
Due from related party				1,350,000		1,350,000
Due from related party, current				1,875,000		1,189,000
Annual executive services fee				$ 603,000		583,000	581,000
Foreign currency exchange rate				1.1209
Working capital advances | Dynagas Holding Ltd
Transactions with related parties
Due from related party, current				$ 1,189,000		1,189,000
Security deposits to Manager
Transactions with related parties
Due from related party				$ 1,350,000		1,350,000
Master Agreement
Transactions with related parties
Management fees payable	$ 2,800
Management fees annual upward percentage adjustment				3.00%	3.00%
Administrative services days termination notice	6 months
Related party transaction, terms and manner of settlement				5%	5%
Management fees-related party				$ 6,778,000		6,599,000	6,389,000
Charter hire commission payable to the management company				1.25%	1.25%
Dynagas Ltd
Transactions with related parties
Management fees payable				$ 3,100		3,000	2,900
Charter hire commission payable to the management company				1.25%	1.25%
Charter hire commissions				$ 1,935,000		1,983,000	1,860,000
Dynagas Ltd | Working capital advances
Transactions with related parties
Due from related party, current								$ 1,685,000
Executive services agreement
Transactions with related parties
Annual executive services fee				$ 583,000	€ 538,000
Executive services agreement initial term
Transactions with related parties
Executive services agreement duration period			5 years
Executive services agreement automatic renewal
Transactions with related parties
Executive services agreement duration period		5 years
Administrative services agreement
Transactions with related parties
Administrative services days termination notice				120 days	120 days
Due to related party				$ 120,000		$ 120,000	$ 120,000
Administrative services agreement | Security deposits to Manager | Monthly fee
Transactions with related parties
Due to related party									$ 10,000